Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Carrying Amount of Other Intangible Assets

The carrying amount of other intangible assets for the six months ended June 30, 2013 and the year ended December 31, 2012 consisted of the following:

		June 30, 2013
(Dollar amounts in thousands)	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$314,093	$(61,975)	$252,118
Trademark	10 - 15	39,950	(9,526)	30,424
Software packages	3 - 5	118,438	(62,779)	55,659
Non-compete agreement	15	56,539	(10,365)	46,174

Other intangible assets, net		$529,020	$(144,645)	$384,375

		December 31, 2012
(Dollar amounts in thousands)	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,726	$(50,769)	$262,957
Trademark	10 - 15	39,950	(7,794)	32,156
Software packages	3 - 5	110,478	(50,479)	59,999
Non-compete agreement	15	56,539	(8,481)	48,058

Other intangible assets, net		$520,693	$(117,523)	$403,170

The carrying amount of other intangibles for the years ended December 31, 2012 and 2011 consisted of the following:

(Dollar amounts in thousands)		December 31, 2012
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,726	$(50,769)	$262,957
Trademark	10 - 15	39,950	(7,794)	32,156
Software packages	3 - 5	110,478	(50,479)	59,999
Non-compete agreement	15	56,539	(8,481)	48,058

Total other intangible assets, net		$520,693	$(117,523)	$403,170

(Dollar amounts in thousands)		December 31, 2011
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer relationships	14	$313,543	$(28,372)	$285,171
Trademark	10 - 15	39,950	(4,330)	35,620
Software packages	3 - 5	106,865	(30,569)	76,296
Non-compete agreement	15	56,539	(4,712)	51,827

Total other intangible assets, net		$516,897	$(67,983)	$448,914

Estimated Amortization Expenses

The estimated amortization expense of the balances outstanding at June 30, 2013 for the next five years is as follows:

(Dollar amounts in thousands)
Remaining 2013	$26,531
2014	48,776
2015	44,430
2016	34,685
2017	31,344
2018	29,691

The estimated amortization expenses of balances outstanding at December 31, 2012 for the next five years are as follows:

(Dollar amounts in thousands)
Year ended December 31,
2013	$54,153
2014	48,624
2015	43,336
2016	39,512
2017	32,198